Global Bond Index Portfolio Investment Strategy - Portfolio [Member] - Global Bond Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in a mix of Vanguard mutual funds and other portfolios of Vanguard Variable Insurance Funds (collectively, the “Underlying Funds”) according to an asset-allocation strategy that reflects an allocation of approximately 70% of the Fund’s assets to domestic fixed income securities and 30% to non-U.S. fixed income securities. Through this asset-allocation strategy, the Fund employs an indexing investment approach designed to track the performance of the Global Bond Composite Index (the “Target Index”), a composite index consisting of 70% Bloomberg U.S. Aggregate Float Adjusted Index and 30% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (each, an “Underlying Index” and collectively, the “Underlying Indexes”).As a fund of funds, the Fund does not invest directly in the fixed income securities that make up the Target Index. Rather, the Fund seeks to track the performance of the Target Index, currently by investing all, or substantially all, of its assets in one Vanguard mutual fund and one portfolio of Vanguard Variable Insurance Funds. The Underlying Funds’ fixed income holdings include a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by the Underlying Funds, typically through foreign currency exchange forward contracts, to minimize foreign currency exposure).Under normal circumstances, the Fund invests all or substantially all, but at least 80%, of its net assets, plus the amount of any borrowings for investment purposes, in the Underlying Funds through which the Fund seeks to track the Target Index.The board of trustees of Vanguard Variable Insurance Funds may change the mix of Underlying Funds or the targeted allocation to the underlying asset classes and index without shareholder approval.